INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory
	US dollars
	December 31,
(in thousands)	2018	2017
Finished products	21,660	7,722
Raw materials	6,707	6,522
	28,367	14,244